Fees Summary	Sep. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 842,000
Previously Paid Amount	0.00
Total Fee Amount	116.28
Total Offset Amount	0.00
Net Fee	116.28
Narrative - Max Aggregate Offering Price	$ 842,000
Final Prospectus	true